H1 Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Components of Income Taxes Recognized in Income Statement

Income taxes recognized in the income statement
	2019	2018	2017
Current income taxes for the year	(2,564)	(5,513)	(4,168)
Current income taxes related to prior years	(2,237)	(392)	83
Deferred tax income/expense (+/–)	(2,116)	1,097	7,613
Share of taxes in joint ventures and associated companies	(5)	(5)	(3)
Tax expense/beneﬁt	(6,922)	(4,813)	3,525

Reconciliation of Swedish Income Tax Rate with Effective Tax Rate

Reconciliation of Swedish income tax rate with effective tax rate
	2019		2018	1)	2017 1)
Expected tax expense at Swedish tax rate 21.4%	(1,875)		322		7,910
Effect of foreign tax rates	(419)		(773)		205
Current income taxes related to prior years	(2,237)	2)	(392)		83
Remeasurement of tax loss carry-forwards	52		113		(150)
Remeasurement of deductible temporary differences	84		33		127
Withholding tax expense 3)	(230)		(3,000)		(1,273)
Reversal of impaired withholding tax	519		—		—
Tax effect of non-deductible expenses	(3,555)		(1,130)		(2,871)
Tax effect of non-taxable income	803		722		480
Tax effect of changes in tax rates	(64)		(708)		(986)
Tax expense/beneﬁt	(6,922)		(4,813)		3,525
Effective tax rate	79.0%		(329.1%)		9.8%

1)	Swedish income tax rate was 22% in 2018 and 2017.
2)	Includes uncertain tax positions of SEK 1.5 billion.
3)	2018 and 2017 included impairment of withholding tax.

Tax Effects of Temporary Differences and Tax Loss Carry-forwards

Tax effects of temporary differences and tax loss carry-forwards
	Deferred	Deferred	Net
	tax assets	tax liabilities	balance
2019
Intangible assets and property, plant
and equipment	1,233	1,792
Current assets	3,413	878
Post-employment beneﬁts	7,220	787
Provisions	3,592	—
Deferred tax credits	8,424	—
Other	2,585	281
Loss carry-forwards	7,221	—
Deferred tax assets/liabilities	33,688	3,738	29,950
Netting of assets/liabilities	(2,514)	(2,514)
Deferred tax balances, net	31,174	1,224	29,950

2018
Intangible assets and property, plant
and equipment	1,182	2,125
Current assets	3,614	731
Post-employment beneﬁts	5,459	842
Provisions	4,441	—
Other	3,223	188
Loss carry-forwards	8,449	—
Deferred tax assets/liabilities	26,368	3,886	22,482
Netting of assets/liabilities	(3,216)	(3,216)
Deferred tax balances, net	23,152	670	22,482

Changes in Deferred Taxes, Net
Changes in deferred taxes, net
	2019		2018
Opening balance, net	22,482		21,062
Adjustment due to IFRS 9	—		288
Opening balance, adjusted	22,482		21,350
Recognized in net income (loss)	(2,116)		1,097
Recognized in other comprehensive income	1,423		285
Acquisitions/divestments of subsidiaries	145		(116)
Reclassiﬁcation	7,843	1)	(289)
Translation difference	173		155
Closing balance, net	29,950		22,482

1)	Reclassification of withholding tax from current tax, see also note B7, “Other current receivables.”

Tax Loss Carry-forwards
Tax loss carry-forwards
Year of expiration	Tax loss carry-forwards	Tax value
2020	94	29
2021	177	44
2022	320	95
2023	32	7
2024	155	45
2025 or later	32,966	7,001
Total	33,744	7,221